Long-Term Debt - Raquel Loan Facility (Details) - Raquel Loan Facility [Member] $ in Millions	1 Months Ended
Dec. 31, 2014 USD ($)
Long-Term Debt
Loan facility amount	$ 90.0
Final balloon payment to be paid	$ 30.5
Interest margin percentage	2.00%